Note 6 - Other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income:
Net income from other sales	$ 10,960	$ 28,161	$ 10,694
Net rents	4,702	5,084	5,314
Reclassification of currency translation adjustment reserve	878	71,252
Tax recovery in Brazilian subsidiaries			35,568
Bargain purchase gain	3,162
Result on sale of Venezuela awards	33,341
Recovery on allowance for doubtful receivables			379
Other income			16,290
Other operating income	53,043	104,497	68,245
Other operating expenses
Contributions to welfare projects and non-profit organizations	15,538	13,668	6,697
Allowance for doubtful receivables	107	346
Securities Exchange Commission investigation settlement		78,100
Other expense	1,628	12,595
Other operating expenses	17,273	104,709	6,697
Other income, net	$ 35,770	$ (212)	$ 61,548